Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 17, 2014	Jun. 28, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	SEAS
Entity Registrant Name	SeaWorld Entertainment, Inc.
Entity Central Index Key	0001564902
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		91,764,580
Entity Public Float			$ 1,069,284,048